CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues					$ 25	$ 29
Cost of goods sold					15
Gross profit					10	29
Operating expenses:
Rent		1,428		2,856	4,284	5,712
General and administrative	7,677	13,994	17,322	35,548	77,668	6,069
Depreciation				575	575
Asset write-off					19,659
Owners compensation				25,000	53,860
Total operating expenses	7,677	15,422	17,322	63,979	156,046	11,781
Loss from operations	(7,677)	(15,422)	(17,322)	(63,979)	(156,036)	(11,752)
Other income:
Interest income				2	2	23
Gain on settlement of debt						10,000
Amortization of debt discount		(11,250)	(2,917)	(20,625)	(42,083)	(42,583)
Interest expense	(1,125)	(1,880)	(2,754)	(5,060)	(10,030)	(1,966)
Total other income (expenses), net	(3,663)	(13,130)	(10,747)	(25,683)	(52,111)	(34,526)
Loss from continuing operations before income taxes	(11,340)	(28,552)	(28,069)	(89,662)	(208,147)	(46,278)
Income tax provision (benefit)
Net (loss) income	(11,340)	(28,552)	(28,069)	(89,662)	$ (208,147)	$ (46,278)
Net loss per share-basic and diluted					$ (0.00)	$ (0.00)
Weighted average shares outstanding basic and diluted					161,704,695	133,702,938
Gross profit					$ 10	$ 29
Basic and diluted net loss per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average common shares outstanding, basic and diluted	161,704,695	143,036,383	161,704,695	141,422,091
Turnongreen Inc [Member]
Revenues	$ 1,062,000	$ 1,831,000	$ 2,191,000	$ 3,213,000	5,346,000	5,416,000
Cost of goods sold	1,062,000	1,831,000	2,191,000	3,213,000	5,346,000	5,416,000
Gross profit	390,000	855,000	853,000	1,376,000	1,684,000	1,595,000
Operating expenses:
General and administrative	771,000	451,000	1,620,000	920,000	2,097,000	1,493,000
Total operating expenses	1,394,000	821,000	2,790,000	1,640,000	3,511,000	2,172,000
Loss from operations					(1,827,000)	(577,000)
Other income:
Interest income						9,000
Net (loss) income	(1,004,000)	34,000	(1,937,000)	(264,000)	(1,827,000)	(568,000)
Cost of revenue	672,000	976,000	1,338,000	1,837,000	3,662,000	3,821,000
Gross profit	390,000	855,000	853,000	1,376,000	1,684,000	1,595,000
Research and development	304,000	72,000	510,000	296,000	504,000	337,000
Selling and marketing	$ 319,000	$ 298,000	$ 660,000	$ 424,000	$ 910,000	$ 342,000
Basic and diluted net loss per common share					$ (1,827)	$ (568)
Weighted average common shares outstanding, basic and diluted					1,000	1,000
Basic and diluted net (loss) income per common share	$ (1,004)	$ 34	$ (1,937)	$ (264)
Weighted average common shares outstanding, basic and diluted	1,000	1,000	1,000	1,000